29 Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of operating costs and expenses [Line Items]
Operating costs	R$ (11,179,667)	R$ (10,137,637)	R$ (9,086,456)
Selling expenses	(751,286)	(803,404)	(693,480)
Allowance for doubtful accounts	(444,826)	(128,099)	(166,727)
Administrative expenses	(1,051,181)	(1,187,844)	(996,877)
Total	(13,426,960)	(12,256,984)	(10,943,540)
Bad debt expense, net of recoveries [member]
Summary of operating costs and expenses [Line Items]
Allowance for doubtful accounts	(444,826)	(128,099)	(166,727)
Total	(444,826)	(128,099)	(166,727)
Depreciation and amortization [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(1,882,259)	(1,659,779)	(1,276,444)
Selling expenses	(59,201)	(31,649)	(17,272)
Administrative expenses	(95,652)	(88,666)	(98,825)
Total	(2,037,112)	(1,780,094)	(1,392,541)
Tax expenses [member]
Summary of operating costs and expenses [Line Items]
Administrative expenses	(77,416)	(73,205)	(58,750)
Total	(77,416)	(73,205)	(58,750)
Salaries, payroll charges and benefits [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(1,958,395)	(1,938,265)	(1,959,539)
Selling expenses	(271,565)	(270,549)	(289,378)
Administrative expenses	(257,829)	(278,507)	(254,284)
Total	(2,487,789)	(2,487,321)	(2,503,201)
Pension plan obligations [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(37,281)	(49,564)	(25,066)
Selling expenses	(5,059)	(6,848)	(3,602)
Administrative expenses	(116,941)	(138,207)	(141,758)
Total	(159,281)	(194,619)	(170,426)
Construction costs [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(3,630,139)	(2,881,394)	(2,739,657)
Total	(3,630,139)	(2,881,394)	(2,739,657)
General supplies [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(244,054)	(259,401)	(238,034)
Selling expenses	(5,471)	(10,332)	(6,391)
Administrative expenses	(14,237)	(3,216)	(4,881)
Total	(263,762)	(272,949)	(249,306)
Treatment supplies [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(338,756)	(310,380)	(265,146)
Total	(338,756)	(310,380)	(265,146)
Outsourced services [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(1,251,839)	(1,250,890)	(996,477)
Selling expenses	(290,512)	(360,190)	(273,470)
Administrative expenses	(230,054)	(197,357)	(204,728)
Total	(1,772,405)	(1,808,437)	(1,474,675)
Electricity [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(1,214,831)	(1,140,160)	(956,840)
Selling expenses	(1,200)	(1,333)	(1,154)
Administrative expenses	(1,359)	(1,436)	(1,363)
Total	(1,217,390)	(1,142,929)	(959,357)
General expenses [member]
Summary of operating costs and expenses [Line Items]
Operating costs	(622,113)	(647,804)	(629,253)
Selling expenses	(118,278)	(122,503)	(102,213)
Administrative expenses	(257,693)	(407,250)	(232,288)
Total	R$ (998,084)	R$ (1,177,557)	R$ (963,754)